Shareholder's Equity (Details) - $ / shares		12 Months Ended
	Jul. 30, 2019	Mar. 31, 2020	Sep. 30, 2019	Jul. 31, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Class of Stock [Line Items]
Common shares, authorized (in shares)		600,000,000			600,000,000
Par value (in dollars per share)		$ 0.001			$ 0.001
Common units, outstanding (in units)		100			100
Common shares, outstanding (in shares)		280,853,040			280,853,040
Dynatrace Holdings LLC
Class of Stock [Line Items]
Common units, outstanding (in units)	241,547,218
Common units, issued during the exchange (in shares)			241,547,218	241,547,218
Common units, issued (in shares)	19,525,510
Management Incentive Units and Appreciation Units
Class of Stock [Line Items]
Common units, issued (in shares)		16,687,436
Common Shares
Class of Stock [Line Items]
Effect of reorganization (in shares)		241,547,118
Common units, issued (in shares)		38,873,000
Common shares, outstanding (in shares)		280,853,000			0	0	0